Contract assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Contract assets | $	$ 135		$ 66
ZHEJIANG TIANLAN
Contract assets | ¥		¥ 66,644		¥ 72,880
Unbilled revenue
Contract assets | $	$ 135		$ 66
Unbilled revenue | ZHEJIANG TIANLAN
Contract assets | ¥		¥ 66,644		¥ 72,880